Business Combination, Significant Transaction and Sale of Business (Details 3) - Maximum Processing Inc. [Member] $ in Thousands	May 26, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Net assets	$ (240)
Intangible assets	1,859
Goodwill	2,659
Net assets acquired	$ 4,278